Segment Reporting and Information about Geographical Areas (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segments, Geographical Areas [Abstract]
Business segment | Segment									1
Net sales	$ 2,902,088	$ 1,673,998	$ 1,003,464	$ 1,489,292	$ 356,620	$ 225,412	$ 200,354	$ 100,266	$ 7,068,842	$ 882,652
North America [Member]
Segments, Geographical Areas [Abstract]
Net sales									4,164,363	633,482
Europe [Member]
Segments, Geographical Areas [Abstract]
Net sales									2,291,341	249,170
Asia [Member]
Segments, Geographical Areas [Abstract]
Net sales									$ 613,138	$ 0